License and services agreements - Additional Information (Detail) - USD ($)		3 Months Ended		9 Months Ended
	Mar. 31, 2022	Mar. 31, 2022	Mar. 31, 2021	Mar. 31, 2022	Mar. 31, 2021
Disclosure Of License Agreements [Line Items]
Revenue		$ 812,000	$ 619,000	$ 2,139,000	$ 1,019,000
Research and development expenses		3,887,000	3,104,000	$ 12,019,000	7,311,000
Joslin License [Member]
Disclosure Of License Agreements [Line Items]
Royalty as a percentage of net sales				5.00%
Date of expiry of license agreement				Jul. 31, 2025
License agreement period of extension				5 years
License agreement period of notice to be given for termination of agreement				180 days
Accrued Royalties	$ 100,000	100,000		$ 100,000
Milestone Three [Member] | Joslin License [Member]
Disclosure Of License Agreements [Line Items]
Percentage of obligation on sublicense consideration received				25.00%
Milestone One [Member] | Joslin License [Member]
Disclosure Of License Agreements [Line Items]
Milestone payment payable	300,000	300,000		$ 300,000
Milestone One [Member] | Licensed Products [Member] | Joslin License [Member]
Disclosure Of License Agreements [Line Items]
Revenue				2,000,000.0
Milestone Two [Member] | Joslin License [Member]
Disclosure Of License Agreements [Line Items]
Milestone payment payable	1,000,000.0	1,000,000.0		1,000,000.0
Milestone Two [Member] | Licensed Products [Member] | Joslin License [Member]
Disclosure Of License Agreements [Line Items]
Revenue				10,000,000.0
Mount Sinai [Member]
Disclosure Of License Agreements [Line Items]
Estimated cost for carrying out of clinical study and fund upon approval of study protoal by the institutional review board				700,000
Mount Sinai [Member] | Mount Sinai COVID-19 sponsored research agreement [Member] | MASKeD-COVID Study [Mmeber]
Disclosure Of License Agreements [Line Items]
Amount obligated to pay for all direct and indirect costs incurred under agreement				1,800,000
Amount due to ISMMS under Study	1,000,000.0
Expensed amount		0	0	600,000	0
Mount Sinai [Member] | ISSMS And SRA [Member]
Disclosure Of License Agreements [Line Items]
Research and development expenses		0	$ 30,000.00	400,000	$ 300,000
Mount Sinai [Member] | Milestone One [Member] | ISSMS And SRA [Member]
Disclosure Of License Agreements [Line Items]
Milestone payment payable	1,500,000	1,500,000		1,500,000
Revenue				50,000,000.0
Mount Sinai [Member] | Milestone Two [Member] | ISSMS And SRA [Member]
Disclosure Of License Agreements [Line Items]
Milestone payment payable	$ 7,500,000	$ 7,500,000		7,500,000
Revenue				$ 300,000,000.0
Mount Sinai [Member] | Maximum [Member] | ISSMS And SRA [Member]
Disclosure Of License Agreements [Line Items]
Royalty as a percentage of net sales				5.00%
Expiration period from first commercial sale of product				12 years
Mount Sinai [Member] | Maximum [Member] | Milestone Three [Member] | ISSMS And SRA [Member]
Disclosure Of License Agreements [Line Items]
Percentage of obligation on sublicense consideration received				25.00%
Mount Sinai [Member] | Minimum [Member] | ISSMS And SRA [Member]
Disclosure Of License Agreements [Line Items]
Royalty as a percentage of net sales				4.00%
Mount Sinai [Member] | Minimum [Member] | Milestone Three [Member] | ISSMS And SRA [Member]
Disclosure Of License Agreements [Line Items]
Percentage of obligation on sublicense consideration received				15.00%